Investments in Associates - Fair Value Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	May 31, 2019
Disclosure of associates [line items]
Fair value of investments in associates	$ 530.0
Total carrying value	$ 1,148.2
Astarta Holding N.V.
Disclosure of associates [line items]
After-tax discount rate	12.70%
Long-term growth rate	3.00%
Non-cash impairment charge	$ 10.1
IIFL Securities Limited
Disclosure of associates [line items]
After-tax discount rate	12.30%
Long-term growth rate	6.00%
Fair value of investments in associates		$ 121.9
Quess
Disclosure of associates [line items]
After-tax discount rate	12.80%
Long-term growth rate	6.00%
Resolute Forest Products Inc.
Disclosure of associates [line items]
After-tax discount rate	10.30%
Long-term growth rate	1.50%
Minimum
Disclosure of associates [line items]
Long-term growth rate	2.50%
Maximum
Disclosure of associates [line items]
Long-term growth rate	3.00%